Income taxes (Tables)	12 Months Ended
Mar. 28, 2026
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 28, 2026 and March 29, 2025 are as follows:

	Fiscal Year Ended
	March 28, 2026	March 29, 2025
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$14,466	$15,436
Difference between book and tax basis of property and equipment and intangible assets	9,889	9,164
Operating lease liabilities net of right-of-use assets	2,206	2,656
Other reserves not currently deductible	1,405	1,296
Interest and financing expenses not currently deductible	3,340	2,076
Other	298	—

	31,604	30,628
Deferred tax liabilities:
Investment in joint venture	(765)	(842)
Other	—	(561)

	(765)	(1,403)
Net deferred tax asset before valuation allowance	30,839	29,225
Valuation allowance	(30,839)	(29,225)

Net deferred tax asset	$—	$—

Summary of Financial Reporting, Loss Before Income Taxes	For financial reporting purposes, loss before income taxes includes the following components:

Fiscal Year Ended
March 28, 2026
(In thousands)
Canada	$3,395
United States	—
Foreign	—

$3,395

Summary of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

Fiscal Year Ended
March 28, 2026
(In thousands)
Income tax expense (benefit):
Current	$—
Quebec	—
Ontario	—
Alberta	—
British-Columbia	—
Deferred	(1,614)
Valuation allowance	1,614

Income tax expense	$—

The following disclosures are presented below in accordance with the guidance prior to the adoption of ASU 2023-09, as described in Note 2(s) Recent Accounting Pronouncements adopted during the year, for the fiscal years ended March 29, 2025 and March 30, 2024, respectively.

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
	(In thousands)
Income tax expense (benefit):
Current	$—	$—
Deferred	(3,076)	(1,329)
Valuation allowance	3,076	1,329

Income tax expense	$—	$—

Summary of Income Tax Paid
The Company had paid income taxes in the following jurisdiction:

Fiscal Year Ended
March 28, 2026 (In thousands)
Canadian Federal taxes	$—
Canadian Provincial taxes	—
Quebec	—
Ontario	—
Alberta	—
British-Columbia	—
Foreign taxes	—

Total	$—

Summary of Income Taxes Calculated at the Canadian Statutory Rate
The following reconciles income taxes calculated at the Canadian statutory rate with the actual income tax expense. This rate was used because Canada is the domicile of the Company.

	Fiscal Year Ended
	March 28, 2026 (In thousands and percentages)
Loss before tax	$(3,395)
Canadian Federal tax rate	(509)	15.0%
Canadian Provincial tax rates
Quebec	(173)	5.1%
Ontario	(102)	3.0%
Alberta	(56)	1.6%
British-Columbia	(36)	1.1%
Foreign tax effects	—	0.0%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws	—	0.0%
Tax credits	—	0.0%
Changes in valuation allowances	1,614	(47.6%)
Non taxable equity in earnings of joint venture	(288)	8.5%
Non taxable dividend from joint venture	(379)	11.2%
Changes in unrecognized tax benefits	—	0.0%
Permanent differences and other	(71)	2.1%

Income tax expense	$—	—

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
Canadian statutory rate	25.7%	25.7%
Utilization of unrecognized losses and other tax attributes	(27.1%)	(28.6%)
Non-deductible equity in earnings joint venture	2.4%	6.0%
Permanent differences and other	(1.0%)	(3.1%)

Total	0.0%	0.0%